Consolidated Balance Sheet - USD ($)	Mar. 31, 2016	Dec. 31, 2015
Stockholders' equity (deficit)
Total stockholders’ equity (deficit)	$ (176,737)	$ 3,298
Asian Equity Exchange Group Co LTD [Member]
Current assets
Cash and cash equivalents	68,305	22,655
Prepayments	$ 8,142	23,298
Amount due from a director		14,284
Total current assets	$ 76,447	$ 60,237
Intangible assets, net of accumulated amortization	4,962
Property and equipment, net of accumulated depreciation	44,959	$ 18,202
Total assets	126,368	78,439
Current Liabilities
Income taxes payable	2,336	5,675
Other payables	105,370	$ 69,466
Amount due to a director	195,399
Total current liabilities	303,105	$ 75,141
Stockholders' equity (deficit)
Common stock: 1,000,000,000 shares authorized, par value $0.00001, 1,000,000,000 shares issued and outstanding as of March 31, 2016 (unaudited) and December 31, 2015	10,000	10,000
Subscription receivable	(10,000)	(10,000)
Retained earnings (deficit)	(179,763)	$ 5,280
Reserve fund	2,538
Accumulated other comprehensive income (loss)	488	$ (1,982)
Total stockholders’ equity (deficit)	(176,737)	3,298
Total liabilities and stockholders’ equity (deficit)	$ 126,368	$ 78,439